Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	¥ 2,568	¥ 7,574